Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Presented net of deferred tax expense (benefit)	$ 750	$ 83	$ (166)
Presented net of deferred income tax expense	$ 213	$ 66	$ 964